Revenue - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Revenue From Contract With Customers [Line Items]
Revenue recognized related to contract liability	¥ 204,265
Revenue recognized related to performance obligation satisfied in previous period	¥ 61,706
Remaining performance obligation expected timing of satisfaction, description	Remaining (unsatisfied or partially unsatisfied) performance obligations represent future revenues not yet recorded for firm orders that have not yet been performed. Sony applies practical expedients to exclude certain information about the remaining performance obligations, primarily related to contracts with an expected original duration of less than one year, and sales-based or usage-based royalty revenue on licenses of intellectual property.
Remaining performance obligation expected timing of satisfaction, explanation	more than half are expected to be recognized within one year and substantially all within three years.
Amortization of contract costs	¥ 6,420
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-03-31 | Minimum
Revenue From Contract With Customers [Line Items]
Remaining performance obligation expected timing of satisfaction	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-03-31 | Maximum
Revenue From Contract With Customers [Line Items]
Remaining performance obligation expected timing of satisfaction	3 years